Shareholders' Equity (Details) - USD ($)													6 Months Ended		12 Months Ended
	Oct. 24, 2024	Oct. 08, 2024	Jul. 09, 2024	Mar. 05, 2024	Jan. 26, 2024	Jan. 17, 2024	Nov. 21, 2023	Nov. 16, 2023	Oct. 17, 2023	Oct. 02, 2023	Sep. 17, 2021	Aug. 09, 2021	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Shareholders’ Equity [Line Items]
Initial exercise price	$ 0.461			$ 0.4933	$ 0.4146		$ 0.52875		$ 0.48875
Term of warrants	5 years			5 years	5 years		5 years		5 years				5 years
Issuance of ordinary shares (in Shares)		112,578,710														7,098,000
Issuance of ordinary shares (in Shares)			37,526,230
Gross proceeds from private placement (in Dollars)														$ 62,568,014
Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants, exercised (in Shares)																3,380,000
Number of shares to purchase warrants (in Shares)													8,880,000		1,315,350,000	3
Number of shares issued (in Shares)			25,017,480
Exercised on cashless basis warrants (in Shares)													155,820,000
Warrants outstanding (in Dollars)													$ 2,960,000		$ 1,123,930,000
Weighted average exercise price of warrants													$ 3		$ 0.4
Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value	$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Sale of units (in Shares)	361,290,000			37,100,000		160,826,730		53,608,910		35,739,270
Sale of units price per share						$ 0.3317		$ 0.423		$ 0.391
Initial exercise price	$ 0.369					$ 0.4146		$ 0.52875		$ 0.48875
Aggregate purchase price (in Dollars)	$ 133,320,000					$ 53,350,000		$ 22,680,000		$ 14,000,000
Net proceeds (in Dollars)					$ 53,350,000		$ 22,680,000		$ 14,000,000
Number of ordinary shares (in Shares)	1					1		1		1
Number of warrants share (in Shares)	1					1		1		1
Purchase of warrants (in Shares)				222,600,000
Gross proceeds from private placement (in Dollars)				$ 49,340,000
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value													$ 0.0001		$ 0.0001
Ordinary shares, shares issued (in Shares)													2,563,297,613		1,648,768,613
Ordinary shares, shares outstanding (in Shares)													2,562,131,730		1,647,602,730
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value													$ 0.0001		$ 0.0001
Ordinary shares, shares issued (in Shares)													7,980,800		7,980,800
Ordinary shares, shares outstanding (in Shares)													7,980,800		7,980,800
Private Placement [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value												$ 0.0001
Sale of units (in Shares)												6,340,000
Sale of units price per share												$ 1.58
Initial exercise price												$ 3
Aggregate purchase price (in Dollars)												$ 10,020,000.00
Net proceeds (in Dollars)											$ 10,000,000
Term of warrants											5 years
Private Placement [Member] | Warrant Shares [Member]
Shareholders’ Equity [Line Items]
Initial exercise price											$ 3
American Depositary Shares [Member]
Shareholders’ Equity [Line Items]
Initial exercise price				$ 1.48	$ 1.2438		$ 1.59		$ 1.47
Purchase price per share				$ 1.33
Price per depository share	$ 1.383
American Depositary Shares [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Sale of units (in Shares)				111,300,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Exercised on cashless basis warrants (in Shares)													758,709,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares outstanding (in Shares)													2,563,297,613	712,899,803	1,648,768,613	430,356,043
Number of shares issued (in Shares)														220,000,050
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares outstanding (in Shares)													7,980,800	7,980,800	7,980,800	7,980,800